ALTERMAN INVESTMENT FUND, INC.

                              FINANCIAL STATEMENTS

                      SIX MONTHS ENDED OCTOBER 31, 1998 AND
                            YEAR ENDED APRIL 30, 1998

                         ALTERMAN INVESTMENT FUND, INC.
                        SIX MONTHS ENDED OCTOBER 31, 1998
                          AND YEAR ENDED APRIL 30, 1998




                                TABLE OF CONTENTS

FINANCIAL STATEMENTS:

  Statement of Assets and Liabilities. ........................................1
  Portfolio of Investments in Securities of Unaffiliated Issuers ............2-7
  Statements of Stockholders' Equity (Net Assets) .............................8
  Statements of Operations.....................................................9
  Statements of Changes in Net Assets ........................................10
  Notes to Financial Statements. ..........................................11-12
  Selected Per Share Data and Ratios. ........................................13





                         Alterman Investment Fund, Inc.
                       Statement of Assets and Liabilities
                       October 31, 1998 and April 30, 1998

                                                                        October 31, 1998       April 30, 1998
                                                                        ----------------       --------------

ASSETS
      Investment Securities at Market Value                              $    22,344,430     $   22,094,689
      (cost $21,452,484 and $21,549,239)
       Interest Receivable                                                       354,098            368,853

       Cash                                                                       24,890             16,344

       Prepaid Expenses                                                           15,663                  -
                                                                          ---------------    ---------------

       Total Assets                                                       $   22,739,081     $   22,479,886
                                                                          ---------------    ---------------

LIABILITIES:

       Dividends Payable (Note E)                                                275,719            315,108

       Advisory and Service Fees Payable                                          15,524             12,532
                                                                          ---------------    ---------------

       Total Liabilities                                                         291,243            327,640
                                                                          ---------------    ---------------

NET ASSETS:                                                                      477,756            986,617

       (Equivalent to $28.49 and $28.12 per share based on 787,769        $   22,447,838     $   22,152,246
       shares of common stock outstanding in both periods)
                                                                          ===============    ===============

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------

Albany-Dougherty Cnty GA                 $ 200,000               $ 210,780               $ 200,000             $  204,184
Dtd 3/1/97 5.10% 1/1/07

Athens, GA W/S Rev                         140,000                 142,835                 140,000                147,001
Dtd 5/1/81 10.0% 7/1/01

Bartow Co. GA S/D                          250,000                 264,095                 250,000                256,635
Dtd 11/1/93 5.20% 5/1/07

Carroll Co. GA City Hosp Auth               20,000                  20,260                  20,000                 20,346
Dtd 10/1/86 7.0% 7/1/99

Chatham Co. GA                             200,000                 212,174                 200,000                206,916
Dtd 11/1/95 5.3% 8/1/09

Chatham Co. GA Sch Dist                    500,000                 515,835
Dtd 11/01/97 4.5% 8/01/05

Cherokee Co GA Sch Dist                    150,000                 150,528                 150,000                150,581
Dtd 11/1/93 4.3% 2/1/99

Clark Co. GA Hosp Auth                     500,000                 511,855                 500,000                511,635
Dtd 1/1/93 5.50% 1/1/00

Clayton Co., GA W/S Auth                   175,000                 182,851                 175,000                181,902
Dtd 4/1/72 6.1% 5/1/01

Clayton Co., GA W/S Auth                   310,000                 321,377                 310,000                320,137
Dtd 4/1/72 6.1% 5/1/00

Clayton Co., GA Hosp Auth                  505,000                 555,894                 505,000                549,758
Dtd 8/1/91 6.8% 8/1/04

Cobb Co., GA Sch Dist                      200,000                 205,802                 200,000                208,146
Dtd 12/1/89 6.7% 2/1/02

Cobb Co. GA W/S Rev                        200,000                 203,918                 200,000                202,210
Dtd 3/1/93 4.6% 7/1/00

Cobb Ct. GA Sch. Dist                      300,000                 314,835                 300,000                309,051
Dtd 7/1/95 5.0% 2/1/03

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------
Cobb Co. GA Kennestone Dev.              $ 500,000               $ 532,960               $ 500,000             $  524,910
Dtd 7/1/92 5.5% 4/01/04

College Park, GA Bus, & Indl.
Dtd 9/1/85 8.8% 9/1/97

Columbia Co GA Sch Dist                    385,000                 395,668                 385,000                387,599
Dtd 1/1/94 4.5% 4/1/02

Columbus GA W/S Rev                        300,000                 319,866                 300,000                322,356
Dtd 6/1/80 8.0% 5/1/00

Columbus, GA W/S                           matured                                         100,000                100,008
Dtd 6/1/88 7.0% 5/1/98

Columbus, GA W/S
Dtd 11/1/85 7.8% 5/1/97

Columbus, GA Hosp. Auth                    320,000                 339,043                 320,000                330,422
Dtd 6/1/93 5.20% 6/1/04

Columbus, GA W/S                           505,000                 558,227                 505,000                549,576
Dtd 5/1/92 6.30% 5/1/07

Coweta Co GA Bd of Ed                      200,000                 203,554                 200,000                203,356
Dtd 9/1/92 5.25% 8/1/99

Coweta Co. GA Sch Dist                     300,000                 306,447                 300,000                305,526
Dtd 1/1/93 5.10% 2/1/00

DeKalb Cty GA                              755,000                 807,337                 755,000                779,273
Dtd 11/1/95 5.0% 11/1/06

DeKalb Co. GA                              310,000                 329,195                 310,000                331,347
Dtd 6/1/90 7.15% 1/1/07

DeKalb Co. GA Sch Dist                     400,000                 404,488                 400,000                403,200
Dtd 2/1/93 4.5% 7/1/99

DeKalb Co GA Sch Dist                      300,000                 326,703                 300,000                316,437
Dtd 2/1/93 5.6% 7/01/09

DeKalb Co. GA G.O.                         395,000                 409,876                 395,000                406,645
Dtd 6/1/93 5.3% 1/1/01

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------
DeKalb Co. GA. G.O.                      $ 150,000               $ 159,654               $ 150,000             $  157,907
Dtd 11/1/91 5.8% 1/1/02

Douglas Co., GA Sch. Dist.                 195,000                 208,636                 195,000                202,991
Dtd 5/1/95 5.25% 1/1/05

Fayette Cnty GA W/S                        255,000                 272,684                 255,000                261,658
Dtd 1/1/97 5% 10/1/08

Floyd Cty GA Hosp. Auth                    475,000                 501,310                 475,000                486,419
Dtd 12/1/93 5.1% 7/01/06

Forsyth Co. GA Sch Dist                    200,000                 217,936                 200,000                207,652
Dtd 11/1/95 5.25% 7/1/09

Fulton Co. GA Bldg Auth Rev                200,000                 200,874                 200,000                202,426
Dtd 10/1/91 5.6% 1/1/99

Fulton Co. GA Hosp Auth                       sold                                          15,000                 15,076
Northside Hosp
Dtd 1/1/84 10.0% 6/1/99

Fulton Co GA Hosp Auth                     250,000                 257,765                 250,000                252,330
Dtd 1/1/94 4.60% 10/1/02

Georgia St G.O.                            200,000                 216,654                 200,000                216,166
Dtd 11/1/90 6.8% 11/1/04

Georgia St. G.O.                           270,000                 276,126                 270,000                272,052
Dtd 7/1/93 4.40% 7/1/01

Georgia St. Hosp. Auth                     185,000                 185,868
Dtd 8/27/98 4.3% 12/1/05

Georgia St. Hosp. Auth                     250,000                 251,850
Dtd 8/27/98 4.45% 12/1/07

Griffin Spaulding Co. GA S/D               250,000                 259,265                 250,000                254,203
Dtd 12/1/96 5.05% 2/1/07

Gwinnett Co GA Sch Dist                    320,000                 322,294                 320,000                324,730
Dtd 4/1/92 5.75% 2/1/99

Gwinnett Co. GA Rec Auth                   200,000                 204,298                 200,000                203,684
Dtd 12/1/92 5.10% 2/1/00

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------
Gwinnett Co W/S                          $ 225,000               $ 239,279               $ 225,000             $  233,278
Dtd 6/1/93 5.05% 8/01/04

Hall Co. GA School Dist                    150,000                 165,126                 150,000                161,612
Dtd 5/1/92 6.0% 12/1/03

Henry Co. GA Sch Dist                      750,000                 798,203                 750,000                783,938
Dtd 5/1/94 5.5% 8/1/02

Houston Co. GA Sch Dist                    250,000                 258,930                 250,000                253,943
Dtd 11/1/96 5.05% 3/1/08

LaGrange GA W/S                            400,000                 423,408                 400,000                425,596
Dtd 9/1/90 6.9% 1/1/01

Macon GA W/S Rev                           250,000                 257,133                 250,000                251,333
Dtd 2/1/94 4.5% 10/1/02

Marietta GA G.O. Sch Bds                   300,000                 334,929                 300,000                337,368
Dtd 1/1/81 9.3% 1/1/01

Marietta GA G.O.                           275,000                 280,022                 275,000                279,158
Dtd 3/1/93 5.0% 1/1/00

Marietta GA G.O.                           235,000                 241,843                 235,000                239,446
3/1/93 5.0% 1/1/01

Metro At Rapid Trans Auth                     sold                                         250,000                256,293
Dtd 1/1/89 7.2% 7/01/03

Metro Atl Rapid Trans Auth                 180,000                 186,424                 180,000                185,764
Dtd 5/1/92 5.6% 7/1/00

Metro Atl Rapid Trans Auth                                                                 640,000                656,205
Dtd 1/1/89 7.3% 7/01/05

Muscogee Co. GA Sch Dist                   300,000                 303,681                 300,000                301,719
Dtd 8/1/93 4.25% 11/1/99

Paulding Co. GA                            300,000                 317,976                 300,000                310,402
Dtd 6/1/93 5.55% 8/1/09

Prvt Colleges/Univ GA-Emory                200,000                 215,240                 200,000                211,634
Dtd 1/1/92 5.75% 10/1/02

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------
Pvt Colleges *Univ.EMC                   $ 200,000               $ 203,762               $                     $
Dtd 7/15/98 4.25% 11/1/05

Richmond Co. GA                            250,000                 264,693                 250,000                253,905
Dtd 12/1/96 4.90% 10/1/08

Richmond Co. GA Sch Dist                   320,000                 320,022                 320,000                320,963
Dtd 1/1/97 5.55% 11/1/10

Rockdale Co GA Sch Dist GO                 225,000                 230,438                 225,000                227,912
Dtd 6/1/93 4.75% 1/1/01

Rockdale Co GA Sch Dist                    250,000                 274,348                 250,000                268,953
12/1/94 6.0% 1/1/04

Rockdale Co. GA W/S                        250,000                 261,280                 250,000                252,010
Dtd 11/1/96 4.70% 7/1/06

Savannah GA W/S                            500,000                 518,740                 500,000                497,500
Dtd 10/01/97 4.65% 12/1/08

Savannah GA Down Town Auth                 760,000                 793,797                 760,000                769,234
Dtd 9/1/95 4.8% 8/1/06

Savannah GA Down Town Auth                 250,000                 258,023
Dtd 6/1/98 4.5% 8/1/07

Savannah GA Down Town Auth                                                                 200,000                205,210
Dtd 11/1/98 6.625% 8/1/03

Savannah GA Economic Dev. Au               500,000                 531,730                 500,000                518,240
Dtd 8/1/95 5.2% 9/01/04

Savannah GA-Economic Dev.Au                515,000                 558,832                 515,000                547,275
Dtd 5/1/95 5.85% 1/01/09
Call 1/1/04 @ 102.06

S.Fulton Muni. Reg. Jail Auth              225,000                 248,406                 225,000                239,112
Dtd 5/1/07 5.55% 12/1/10

Tift Co. GA Dev. Auth                      300,000                 317,766                 300,000                308,631
Dtd 2/1/94 5.25% 2/1/08
Call 2/1/04 @ 102

                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.

         Portfolio of Investments in Securities of Unaffiliated Issuers
                       October 31, 1998 and April 30, 1998

                                       2nd Qtr. Ended          2nd Qtr. Ended             Year Ended             Year Ended
                                         10/31/98                10/31/98                  4/30/98               4/30/98
               SECURITY                   PRINCIPAL                MARKET                  PRINCIPAL               MARKET
               --------                --------------          --------------             ----------           -------------
Troup Co. GA Sch Dist                    $ 500,000               $ 529,170               $ 500,000             $  517,035
Dtd 6/1/94 5.125% 7/1/03

Federated GA. Muni                         281,551                 281,551                 545,769                545,769
Cash Trust

Warner Robbins GA W/S                      440,000                 448,061                 440,000                448,800
                                           -------                 -------               ---------             ----------
Dtd 3/1/92 5.6% 7/1/99

TOTAL(NOTE F)                         $ 21,301,551            $ 22,344,430            $ 21,385,769           $ 22,094,689
                                        ==========              ==========              ==========             ==========

                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
                        Statement of Stockholders Equity
                                  (Net Assets)
         Six Months Ended October 31, 1998 and Year Ended April 30, 1998

                                                                              October 31, 1998            April 30, 1998
                                                                          -------------------------    ---------------------
Common Stock, $2.50 Par Value; authorized 800,000 shares; issued and      $    1,969,423              $     1,969,423
    outstanding 787,769 shares

Additional Paid-In Capital                                                       389,555                      389,555

Net Assets Transferred at 1980 Reorganization                                 17,957,417                   17,957,417

Undistributed net investment income (net of cumulative dividends paid            537,760                      611,442
       since 1980 reorganization of $25,543,802 at Oct. 31, 1998 and
       $24,992,364 at April 30, 1998, respectively.)

Realized gain on investments (net of cumulative capital gain                     701,737                      678,959
       distributions paid since 1980 reorganization of $688,440 at
       October 31, 1998 and April 30, 1998, respectively.)

Unrealized appreciation of investments                                           891,946                      545,450
                                                                             ------------                ------------

NET ASSETS                                                                    22,447,838                $  22,152,246
                                                                           $ ============                ============


                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
                            Statements of Operations
         Six Months Ended October 31, 1998 and Year Ended April 30, 1998
                                                                              October 31, 1998            April 30, 1998
                                                                              ----------------            --------------
INVESTMENT INCOME-INTEREST                                                    $    554,983                 $   1,139,926
                                                                                  --------                     ---------

EXPENSES:
       Legal, Accounting, Auditing fees (Note D)                                    27,535                       47,118
       Investment Advisory Fees (Note C)                                            12,416                       29,924
       Custodian Fees (Note C)                                                       3,834                        7,538
       Transfer Agent Fees                                                           4,208                        6,529
       Directors' Fees (Note D)                                                      6,800                       10,850
       Taxes and Licenses                                                            4,628                        8,755
       Office Rent and Expenses                                                     11,624                       30,446
       Other                                                                         6,182                       17,149
                                                                                  --------                     --------

       Total Expenses                                                               77,227                      153,309
                                                                                  --------                     --------

NET INVESTMENT INCOME                                                              477,756                      986,617
                                                                                 ---------                     --------

REALIZED AND UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
       Realized Gain or Loss from Security Transactions:
       Proceeds from Sale/Maturity of Securities                                 1,111,800                    1,287,270
       Cost of Securities Sold and Matured                                       1,089,022                    1,255,851
                                                                                 ---------                   ----------
       Net Realized Gain                                                            22,778                       31,419
                                                                                 ---------                   ----------
       Unrealized Appreciation or (Depreciation) of Investments:
       Beginning of Period                                                         545,450                      251,320
       End of Period                                                               891,946                      545,450
                                                                                 ---------                   ----------
       Net Unrealized Appreciation or (Depreciation)                               346,496                      294,130
                                                                                 ---------                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                 369,274                      325,549
                                                                                ----------                   ----------
NET INCOME-NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    847,480                  $ 1,312,166
                                                                                ==========                   ==========
NET INCOME PER SHARE                                                          $       1.08                  $      1.67
                                                                                ==========                   ==========
(Based on 787,769 Shares Outstanding during both periods)


                             See Accompanying Notes


                         Alterman Investment Fund, Inc.
                       Statements of Changes in Net Assets
                                Six Months Ended
                  October 31,1998 and Year Ended April 30, 1998
                                                                              October 31, 1998            April 30, 1998
                                                                          -------------------------    ---------------------
INCREASE OR (DECREASE) IN NET ASSETS:

From Operations:
       Net Investment Income                                                    $   477,756            $     986,617
       Net Realized Gain on Investments                                              22,778                   31,419
       Change in Unrealized appreciation of Investments                             346,496                  294,130
                                                                                 ----------             ------------

       Net Increase in Net Assets Resulting from Operations                         847,030                1,312,166

Distributions to Stockholders from:
       Net Investment Income ($.70) per share for the six months ended              551,438              (1,063,488)
       October 31, 1998 and ($1.35) per share for year ended April 30, 1998.     ----------              -----------


Total Increase or (Decrease) in Net Assets                                          295,592                  248,678

NET ASSETS - BEGINNING OF YEAR                                                   22,152,246               21,903,568
                                                                                 ----------              -----------

NET ASSETS - END OF YEAR                                                        $22,447,838            $  22,152,246
                                                                                 ==========              ===========

                             See Accompanying Notes

                                          ALTERMAN INVESTMENT FUND, INC.
                                           NOTES TO FINANCIAL STATEMENTS
                                               OCTOBER 31, 1998 and
                                                  APRIL 30, 1998

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Alterman Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a closed-end regulated investment company. The following is a summary of significant accounting policies consistently followed by the Company in preparation of its financial statements.

Income Taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of at least 90% of its net investment income, if any, to its stockholders. The Company also distributes all of its taxable net capital gains, if any, to its stockholders. Therefore, no federal income or excise tax provisions have been made.

Securities and Security Transactions

Investment securities are valued at the mean between the last reported bid and asked prices. As is common in the industry, security transactions are accounted for as of the trade date. Cost of securities sold is determined by the identified (specific asset) method. Interest income is recorded when earned.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE - B PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (including maturities but excluding transactions in the short-term tax-free money market fund) aggregated $1,394,060 and $1,685,800 respectively, for the six months ended October 31, 1998 and $976,759 and $1,287,270, respectively, for the year ended October 31, 1998.

NOTE C - INVESTMENT ADVISORY AND CUSTODIAL FEES

Under an Investment Advisor's Agreement with SunTrust Bank, the Company receives investment advice for the investment of its funds in tax-exempt securities. For this service, the bank is paid an annual fee equal to .1125% of the market value of the Company's portfolio securities, payable quarterly. Such fees totaled $12,416 for the six months ended October 31, 1998 and $24,924 for the year ended April 30, 1998.

Under a Custodian Agreement with Wachovia Bank of Georgia (Wachovia), Wachovia administers the cash and investment securities of the Company. For this service, Wachovia is paid an annual fee pursuant to the terms of its Custodian-Depository Agreement with the Company. Such fees totaled $3,834 for the six months ended October 31, 1998 and $7,538 for the year ended April 30, 1998.

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998
                               AND APRIL 30, 1998

NOTE D - OFFICER COMPENSATION AND DIRECTORS FEES

Only one officer of the Company receives compensation. His compensation, primarily for accounting services, was $9,060 for the six months ended October 31, 1998 and $17,944 for the year ended April 30, 1998, respectively. The two outside directors, who are not officers of the Company received compensation as outside directors totaling $6,800 for the six months ended October 31, 1998 and $10,850 for the year ended April 30, 1998 , respectively. They are the only directors receiving remuneration from the Company. During the year ended April 30, 1998, an outside director died, creating a temporary vacancy until that position was filled by a new outside director.

NOTE E - DIVIDENDS

Because the Company is a regulated investment company, the Internal Revenue Code allows it to pass through to its stockholders the tax-free character of its state and municipal interest income if it distributes at least 90% of its net tax-exempt interest income annually. On March 18, 1998, the Board of Directors declared a regular quarterly dividend of $0.40 per share, aggregating $315,108, payable on May 1, 1998, to stockholders of record on April 15, 1998, in order to meet the 90% pay-out requirement for the fiscal year ended April 30, 1998. Of this amount, $.073876 per share, aggregating $58,197 is taxed as ordinary income to the stockholders. On August 29, 1998, the Board of Directors declared a regular quarterly dividend of $.35 per share, aggregating $275,719, payable on November 2, 1998, to stockholders of record on October 15,1998. This dividend is recorded as a liability for the quarter ending October 31, 1998.

NOTE F - FEDERAL INCOME TAX COST, APPRECIATION AND DEPRECIATION OF INVESTMENT
         SECURITIES

At April 30, 1998 , the aggregate cost of investment securities for federal income tax purposes was $21,659,918. At that date, net unrealized appreciation for federal income tax purposes was $434,771 , of which $482,795 related to appreciated investment securities and $48,024 related to depreciated investment securities.

NOTE G - FEDERAL INCOME TAX MATTERS

For federal income tax purposes, the Company realized net capital losses of $15,567 during the year ended April 30, 1998. This amount excludes $9,858 of net capital losses incurred between November 1, 1997 and April 30, 1998 and deferred to the fiscal year ending April 30, 1999.

                         Alterman Investment Fund, Inc.
             Selected Per Share Data and Ratios for Six Months Ended
                               October 31,1998 and
                   Years Ended April 30, 1998, 1997, 1996, 1995

Selected Data for Each Share of Capital Stock Outstanding Throughout the Years:

                                                     Six Months
                                                      10/31/98          1998            1997             1996            1995
                                                    =============    ============    ============     ============    ============
Investment Income                                  $       0.70     $      1.45      $     1.49      $      1.59      $     1.68
Less Expenses                                              0.10            0.19            0.18             0.18            0.17
                                                      ----------       ---------        --------        ---------       --------
Net Investment Income                                      0.60            1.26            1.31             1.41            1.51
Dividends to Stockholders from Net Investment            (0.70)          (1.35)          (1.35)           (1.50)          (1.60)
     Income
Capital Gain Distribution                                     -               -               -                -               -
Net Realized and Unrealized Gain (Loss)                    0.47            0.41          (0.27)             0.06          (0.27)
                                                      ==========       =========        ========        =========        ========
Net Increase (Decrease) in Net Asset Value                 0.37            0.32          (0.31)           (0.03)          (0.47)

Net Asset Value:
Beginning of Period                                       28.12           27.80           28.11            28.14           28.61
                                                      ==========       =========        ========        =========        ========
End of Period                                      $      28.49     $     28.12      $    27.80      $     28.11      $    28.14
                                                      ==========       =========        ========        =========        ========

Other Selected Data:
Ratio of Expenses to Average Net Assets                   0.35%           0.64%           0.64%            0.64%           0.62%
Ratio of Net Investment Income to Average Net             2.15%           4.43%           4.69%            5.02%           5.39%
     Assets
Portfolio Turnover                                           6%              4%             15%              25%              8%

787,769 Shares were outstanding throughout each of the above years.


                             See Accompanying Notes